Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements - Major Charterers (Table)

During the six month periods ended June 30, 2021 and 2020, charterers that individually accounted for more than 10% of the Partnership’s revenues were as follows:

Charterer	2021	2020
A	45%	45%
B	39%	40%
C	16%	15%
Total	100%	100%